Financial Instruments - Additional Information - Risk Management (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Hypothetic foreign exchange rate strengthening	10.00%	10.00%
Financial debt percentage	59.00%	59.00%
Decrease in net income due to change in the fair value	$ 14	$ 283
Hypothetical market price percentage	10.00%	10.00%
Other financial obligations				$ 11,658		$ 19,362
Cash flows provided by operating activities from continuing operations		$ 30,966		$ 37,955	$ 18,139
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage	33.00%	33.00%
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.60%			0.00%		2.60%
Financial debt percentage	5.00%	5.00%
Philippine pesos [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.60%			0.00%		4.60%
Financial debt percentage	3.00%	3.00%
Conversion Option [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in net income due to change in the fair value	$ 9	$ 180	$ 8	$ 162
Hypothetical market price percentage	10.00%	10.00%	10.00%	10.00%
Hedge fund investments [member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency translation	$ 1,250
Hypothetic 10% strengthening of the dollar against the Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Reduction in income	$ 119	$ 2,343	$ 136	$ 2,829
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Expense recognised during period for bad and doubtful debts for related party transaction		2,145
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis	2.68%			3.06%		2.68%
Reduction in income	$ 18	$ 353	$ 18	$ 373
Interest rate risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	0.50%			0.50%		0.50%
Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	31.00%			28.00%		31.00%
Currency risk [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	21.00%	21.00%
Currency risk [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	24.00%	24.00%
Currency risk [member] | United Kingdom [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	7.00%	7.00%
Currency risk [member] | Germany [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	4.00%	4.00%
Currency risk [member] | France [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	6.00%	6.00%
Currency risk [member] | Poland [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%	2.00%
Currency risk [member] | Spain [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%	2.00%
Currency risk [member] | Rest Of Europe Region [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	3.00%	3.00%
Currency risk [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	4.00%	4.00%
Currency risk [member] | Costa Rica [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	1.00%	1.00%
Currency risk [member] | Panama [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%	2.00%
Currency risk [member] | Rest of South, Central America and the Caribbean region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	4.00%	4.00%
Currency risk [member] | Caribbean Tcl [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%	2.00%
Currency risk [member] | Philippines [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	3.00%	3.00%
Currency risk [member] | Egypt [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	1.00%	1.00%
Currency risk [member] | Asia, Middle East and Africa [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	5.00%	5.00%
Currency risk [member] | Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	9.00%	9.00%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Current maturities of debt						$ 36,335
Other financial obligations						40,814
Cash flows provided by operating activities from continuing operations		$ 30,966
Revolving credit facility	$ 1,512					$ 29,711